Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Property, plant and equipment [text block]
12.	Property, plant and equipment

	Exploration
	and
	evaluation	Capital works	Mining	Plant and
Dec. 31, 2018	assets	in progress	properties	equipment	Total
Balance, beginning of year (Restated)	$23,010	$933,531	$1,975,061	$2,536,019	$5,467,621
Additions	9,950	88,920	—	16,689	115,559
Acquisitions (note 5)	21,654	—	—	—	21,654
Capitalized stripping and development	—	—	84,023	—	84,023
Decommissioning and restoration	—	15	1,711	7,272	8,998
Interest capitalized	—	13,172	—	—	13,172
Transfers and other movements	—	(152,781)	2,132	150,649	—
Disposals	(1,208)	(4,034)	—	(9,749)	(14,991)
Effects of movements in exchange rates	(1,197)	(3,873)	(65,434)	(62,757)	(133,261)
Other	(3)	(1,169)	946	224	(2)
Balance, end of year	52,206	873,781	1,998,439	2,638,347	5,562,773

Accumulated depreciation
Balance, beginning of year (Restated)	—	—	683,183	820,205	1,503,388
Depreciation for the year	—	—	141,218	189,354	330,572
Disposals	—	—	—	(6,780)	(6,780)

Effects of movement in exchange rates	—	—	(43,469)	(40,211)	(83,680)
Other	—	—	(178)	(361)	(539)
Balance, end of year	—	—	780,754	962,207	1,742,961

Net book value	$52,206	$873,781	$1,217,685	$1,676,140	$3,819,812

	Exploration
	and evaluation	Capital works	Mining	Plant and
Dec. 31, 2017	assets	in progress	properties	equipment	Total
Balance, beginning of year (Restated)	$15,015	$844,759	$1,852,705	$2,385,995	$5,098,474
Additions	7,000	156,807	—	26,830	190,637
Capitalized stripping and development	—	—	69,178	—	69,178
Decommissioning and restoration	—	51	5,509	5,101	10,661
Interest capitalized	—	13,149	—	—	13,149
Transfers and other movements	—	(79,671)	—	79,671	—
Impairment (note 6g)	—	(11,320)	—	—	(11,320)
Disposals	—	(13)	(1,600)	(9,586)	(11,199)
Effects of movements in exchange rates	995	2,955	49,184	47,553	100,687
Other	—	6,814	85	455	7,354
Balance, end of year (Restated)	23,010	933,531	1,975,061	2,536,019	5,467,621

Accumulated depreciation
Balance, beginning of year (Restated)	—	—	529,242	615,480	1,144,722
Depreciation for the year (Restated)	—	—	122,444	183,452	305,896
Disposals	—	—	—	(7,540)	(7,540)
Effects of movement in exchange rates	—	—	31,516	28,741	60,257
Other	—	—	(19)	72	53
Balance, end of year (Restated)	—	—	683,183	820,205	1,503,388

Net book value (Restated)	$23,010	$933,531	$1,291,878	$1,715,814	$3,964,233

Refer to note 3i for a description of depreciation methods used by the Group and note 3i(iv) for depreciation rates of major classes of assets. Depreciation of property, plant and equipment and intangibles assets related to producing properties is initially recognized in inventory and is then transferred to the cost of sales in the consolidated income statements as sales occur. Refer to note 6b for amounts recognized in the consolidated income statements.

For non-financial assets, management examined internal and external indicators of impairment or reversals. Management calculated a market capitalization deficiency as at December 31, 2018, which is an indicator of impairment.

The impairment indicator as at December 31, 2018 was related to carrying values being higher than market capitalization for successive quarters during 2018. As such, management determined that a detailed impairment evaluation as at December 31, 2018 was required for the Arizona CGU and Peru CGU.

For the impairment test, FVLCD was used to determine the recoverable amount since it is higher than value in use. FVLCD was calculated using discounted after-tax cash flows based on cash flow projections and assumptions in the Group’s most current LOM plans. The fair value measurement in its entirety is categorized as Level 3 based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value.

LOM plans are based on optimized mine and processing plans and the assessment of capital expenditure requirements of a mine site. LOM plans incorporate management’s best estimates of key assumptions which are discount rates, future commodity prices, production based on current estimates of recoverable reserves, future operating and capital costs, value of mineral resources not included in the LOM plan and future foreign exchange rates. The cash flows are for periods up to the date that production is expected to cease, which is 18 years for the Peru CGU and 22 years for the Arizona CGU. The Arizona CGU production cash flows are expected to commence in three years.

The discount rate was based on the CGU’s weighted average cost of capital, of which the two main components are the cost of equity and the after-tax cost of debt. Cost of equity was calculated based on the capital asset pricing model, incorporating the risk-free rate of return based on the US Government’s marketable bond yields as at the valuation date, the Company’s beta coefficient adjustment to the market equity risk premium based on the volatility of the Company’s return in relation to that of a comparable market portfolio, plus a country risk premium, size premium and company-specific risk factor. Cost of debt was determined by applying an appropriate market indication of the Company’s borrowing capabilities and the corporate income tax rate applicable to the segment’s jurisdiction. A real discount rate of 6.25% (December 31, 2016 - 7.50%) for the Peru CGU and 7.50% (December 31, 2016 - 8.75%) for the Arizona CGU was used to calculate the estimated after-tax discounted future net cash flows, commensurate with its individual estimated level of risk.

Commodity prices used in the impairment assessment were determined by reference to external market participant sources. The key commodity price for this assessment is the price of copper. Where applicable to each of the Group’s CGUs, the cash flow calculations were based on estimates of future production levels applying forecasts for metal prices, which included forecasts for each year from 2019 to 2022 and long-term forecasts for years beginning in 2023. The cash flow calculations utilized a copper price of $3.00/lb in 2019, $3.10/lb in 2020 and $3.20/lb in 2021 and 2022. The cash flow calculations utilized a long-term copper price of $3.10/lb (December 31, 2016 - $3.00/lb), molybdenum long-term prices of $11.00/lb (December 31, 2016 - $11.00/lb), and capital, operating and reclamation costs based on the most current LOM plans. For the Peru and Arizona CGUs, a value of $237,500 and $287,900 (December 31, 2015 - $272,000 and $212,000, respectively), respectively, was utilized to estimate the value of mineral resources not included in the LOM plan.

Expected future cash flows used to determine the FVLCD used in the impairment testing are inherently uncertain and could materially change over time. Should management’s estimate of the future not reflect actual events, impairments may be identified. This may have a material effect on the Company’s consolidated financial statements. Although it is reasonably possible for a change in key assumptions to occur, the possible effects of a change in any single assumption may not fairly reflect the impact on a CGU’s fair value as the assumptions are inextricably linked. For example, a decrease in the assumed price of long-term copper could result in amendments to the mine plans which would partially offset the effect of lower prices. It is difficult to determine how all of these factors would interrelate; however, in deriving a recoverable amount, management believes all of these factors need to be considered.

As at December 31, 2018, the estimated recoverable amounts of the Peru and Arizona CGUs exceeded their carrying amount, consequently no impairment was required.

For the Peru CGU, a decrease of 10% in the average LOM copper price or a 1.0 percentage point increase in the real discount rate, in isolation of each other, would result in a decrease in FVLCD of $368 million or $105 million, respectively (December 31, 2016 - $381 million or $143 million, respectively).

As at December 31, 2018, the difference between the FVLCD and the CGUs carrying value tested was $165 million for the Peru CGU (December 31, 2016 - $75 million).